EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF EXPENSES BY NATURE

Research and development costs can be analysed as follows:

	2022	2021	2020

Wages and benefits	$4,267,937	$3,270,528	$1,586,900
Subcontract fees	2,946,729	1,516,343	3,802,919
Stock-based compensation	2,054,187	1,769,951	567,859
Supplies	1,477,890	1,608,306	676,639
	$10,746,743	$8,165,128	$6,634,317

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$2,382,417	$2,764,419	$3,045,086
Wages and benefits	2,648,862	2,643,451	2,233,449
Professional fees	1,173,743	1,155,316	800,551
General expenses	1,860,762	1,304,690	1,188,712
Depreciation and amortization	1,293,158	1,100,522	813,103
Rent and facility costs	157,329	87,130	57,097
	$9,516,271	$9,055,528	$8,137,998